Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Michael D. Mabry

(215) 564-8011

mmabry@stradley.com

May 30, 2013

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	EGA Emerging Global Shares Trust File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 36 under the 1933 Act and Amendment No. 38 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of EGA Emerging Global Shares Trust (the “Trust”).

The Trust is filing the Amendment for the purpose of disclosing: (i) that Emerging Global Advisors, LLC (“EGA”) has become the primary investment adviser to the series of the Trust listed on Annex A (collectively, the “EGA Adviser Funds”), for which EGA had previously served as sub-adviser, effective March 1, 2013 following the resignation of ALPS Advisors, Inc. as investment adviser to the EGA Adviser Funds; (ii) corresponding changes to EGA’s investment advisory agreement with the Trust on behalf of the EGA Adviser Funds to reflect that EGA is now the primary investment adviser to the EGA Adviser Funds; and (iii) the adoption of a unified fee structure for the advisory fee in the investment advisory agreements for the EGA Adviser Funds as well as for the series of the Trust listed on Annex B (the “Additional Unified Fee Funds” and, with the EGA Adviser Funds, collectively the “Funds”) effective on April 1, 2013. All of the forgoing changes were made in accordance with the no-action letter issued by the staff of the Division of Investment Management (the “Staff”) of the U.S. Securities and

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

A Pennsylvania Limited Liability Partnership

Filing Desk U.S. Securities and Exchange Commission May 30, 2013 Page 2

Exchange Commission to EGA and the Trust on February 27, 2013 (available at http://www.sec.gov/divisions/investment/noaction/2013/emerging-global-advisors-022713-15a.htm).

The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series. Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Staff on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Aaron T. Gilbride at (202) 419-8423.

Very truly yours,

/s/ Michael D. Mabry

Michael D. Mabry

Cc:	Robert C. Holderith
Aaron T. Gilbride

Filing Desk U.S. Securities and Exchange Commission May 30, 2013 Page 3

Annex A

EGA Adviser Funds

EGShares Basic Materials GEMS ETF

EGShares Beyond BRICs ETF

EGShares Brazil Infrastructure ETF

EGShares Brazil Mid Cap ETF

EGShares China Infrastructure ETF

EGShares China Mid Cap ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Emerging Markets Consumer ETF

EGShares Emerging Markets Domestic Demand ETF

EGShares Emerging Markets Food and Agriculture ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares GEMS Composite ETF

EGShares Health Care GEMS ETF

EGShares India Basic Materials ETF

EGShares India Consumer ETF

EGShares India Energy ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Infrastructure ETF

EGShares India Small Cap ETF

EGShares India Technology ETF

EGShares Industrials GEMS ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Low Volatility India Dividend ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

Filing Desk U.S. Securities and Exchange Commission May 30, 2013 Page 4

Annex B

Additional Unified Fee Funds

EGShares Beyond BRICs Emerging Asia Consumer ETF

EGShares Beyond BRICs Emerging Asia Infrastructure ETF

EGShares Beyond BRICs Emerging Asia Small Cap ETF

EGShares Emerging Markets Balanced Income ETF

EGShares Emerging Markets Consumer Small Cap ETF

EGShares Emerging Markets Core ETF

EGShares Emerging Markets Core Balanced ETF

EGShares Emerging Markets Core Dividend ETF

EGShares Emerging Markets Real Estate ETF

EGShares India Consumer Goods ETF

EGShares Low Volatility Brazil Dividend ETF

EGShares Low Volatility China Dividend ETF

EGShares South Africa Small Cap ETF

EGShares Turkey Small Cap ETF